Debt - Future minimum payments of principal of Company's outstanding PPP loan (Details) - Wag Labs, Inc. - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Future minimum payments of the principal on the Company's outstanding PPP loan
2022 (remaining six months)	$ 222
2023	446	$ 442
2024	451	446
2025	303	451
Total principal amount	$ 1,422	$ 1,642